Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 585.3	$ 220.2	$ 135.4
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	151.9	135.9	118.8
Deferred debt issuance cost amortization	2.9	2.9	2.8
Amortization of intangibles	21.6	18.4	18.0
Amortization of debt discount	8.2	15.3	15.0
Stock compensation	24.4	13.4	8.0
Equity in net earnings of affiliates, net of cash received	(19.0)	(14.8)	(21.0)
Deferred income tax provision (benefit)	(127.6)	2.9	(21.9)
Other	(1.3)	0.1	1.4
Other Noncash Income (Expense)	1.3	(0.1)	(1.4)
Changes in operating assets and liabilities, net of effects from purchase of businesses:
Accounts and notes receivable, net	(0.1)	(21.2)	241.2
Inventories, net	(221.0)	(60.6)	277.1
Other current and noncurrent assets	(11.0)	(92.8)	40.8
Accounts payable	162.3	70.6	(380.3)
Accrued expenses	183.5	114.9	(68.1)
Other current and noncurrent liabilities	(34.2)	33.5	(19.3)
Total adjustments	140.6	218.5	212.5
Net cash provided by operating activities	725.9	438.7	347.9
Cash flows from investing activities:
Purchases of property, plant and equipment	(300.4)	(167.1)	(206.6)
Proceeds from sale of property, plant and equipment	1.5	0.9	2.1
Purchase of businesses, net of cash acquired	(1,018.0)	(81.5)	0.5
Payments to Acquire Interest in Joint Venture	8.3	25.4	17.6
Payments to Acquire Additional Interest in Subsidiaries	(34.8)	0	0
Investments in unconsolidated affiliates, net	3.7	0	(37.1)
Net cash used in investing activities	(1,363.7)	(273.1)	(184.5)
Cash flows from financing activities:
Repurchase or conversion of convertible senior subordinated notes	(161.0)	(60.8)	0
Proceeds from (repayment of) debt obligations, net	1,676.9	71.4	282.3
Repayments of debt obligations	(826.4)	(109.2)	(343.2)
Proceeds from issuance of common stock	0.3	0.5	0
Payment of minimum tax withholdings on stock compensation	(2.5)	(11.3)	(5.2)
Payment of debt issuance costs	(14.8)	0	(0.1)
Proceeds from (Payments to) Noncontrolling Interests	(1.5)	0	1.3
Net cash used in financing activities	671.0	(109.4)	(64.9)
Effect of exchange rate changes on cash and cash equivalents	(28.7)	12.3	46.8
Decrease in cash and cash equivalents	4.5	68.5	145.3
Cash and cash equivalents, beginning of period	719.9	651.4	506.1
Cash and cash equivalents, end of period	$ 724.4	$ 719.9	$ 651.4